Valent Technologies LLC (Details)				1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 01, 2012 USD ($) shares	Feb. 03, 2011 USD ($)	Sep. 12, 2010 USD ($)	Sep. 30, 2014 USD ($) $ / shares shares	Jan. 25, 2013 shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Feb. 01, 2012 CAD / shares
Valent Technologies Llc Agreement (Textual)
Exercise price of warrants (in Canadian dollars per warrant) | $ / shares				$ 0.65		$ 0.786	$ 0.65
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001	$ 0.001
Interest expense							$ (2,091)	$ (2,091)	$ (8,140)
Dividends payable								$ 6,267
Increase in accumulated deficit						$ 2,089
Series A Preferred Stock [Member]
Valent Technologies Llc Agreement (Textual)
Preferred stock, shares issued | shares						278,530		278,530
Preferred stock, dividend rate percentage							3.00%
Valent Technologies, LLC [Member]
Valent Technologies Llc Agreement (Textual)
Number of warrants issued | shares								500,000
Loan payable				$ 278,530			$ 278,530
Aggregate accrued interest				$ 28,530			$ 28,530
Preferred stock, shares issued | shares				278,530			278,530
Accrued dividend payable								$ 6,267
Loans payable to accured interest								$ 2,091
Interest expense							$ 2,091
Dividends payable						$ 2,089
Valent Technologies, LLC [Member] | Series A Preferred Stock [Member]
Valent Technologies Llc Agreement (Textual)
Preferred stock, shares issued | shares				278,530			278,530
Preferred stock, par value (in dollars per share) | $ / shares				$ 1.00			$ 1.00
Preferred stock, dividend rate percentage				3.00%
DelMar Pharmaceuticals, Inc
Valent Technologies Llc Agreement (Textual)
Issuance of common shares to Valent for future royalty reduction | shares					1,150,000
Loan Agreement [Member] | Valent Technologies, LLC [Member]
Valent Technologies Llc Agreement (Textual)
Loan amount		$ 250,000
Unsecured loan interest bearing rate		3.00%
Term of unsecured loan		5 years
Due date of unsecured loan		Jun. 30, 2019
Loan Agreement [Member] | Valent Technologies, LLC [Member] | Warrant [Member]
Valent Technologies Llc Agreement (Textual)
Number of warrants issued | shares	500,000
Exercise price of warrants (in Canadian dollars per warrant) | CAD / shares										CAD 0.50
Fair value of the contingent warrants	$ 89,432
Assignment Agreement [Member]
Valent Technologies Llc Agreement (Textual)
Consideration paid to acquire patent and prototype of drug product			$ 250,000
Assignment Agreement [Member] | Valent Technologies, LLC [Member]
Valent Technologies Llc Agreement (Textual)
Least amount of financing transaction			$ 2,000,000